Summary of Significant Accounting Policies (Tables) - Coastal Pride Company, Inc [Member]	12 Months Ended
Dec. 31, 2018
Schedule of Estimated Useful Life of Asset

Fixed assets are stated at cost less accumulated depreciation and are being depreciated using the straight-line method over the estimated useful life of the asset as follows:

Furniture and fixtures	7 to 10 years
Computer equipment	5 years
Computer Software	3 years

Schedule of Concentration of Risk

The Company had four suppliers who accounted for more than 10% of the Company’s total purchases during the year ended December 31, 2018 as follows:

Country	% of Total
Indonesia	39%
Mexico	30%
Venezuela	20%